Document and Entity Information	Sep. 21, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001800682
Document Type	8-K
Document Period End Date	Sep. 21, 2021
Entity Registrant Name	CANO HEALTH, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39289
Entity Tax Identification Number	98-1524224
Entity Address, Address Line One	9725 NW 117th Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33178
City Area Code	(855)
Local Phone Number	226-6633
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CANO
Security Exchange Name	NYSE
Warrants To Purchase One Share Of Class A Common Stock At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	CANO WS
Security Exchange Name	NYSE